CAPITAL STOCK - Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares	2,434,474	2,449,222	1,010,901	1,009,793
Options outstanding, Weighted average contractual life (years)	5 years 4 months 17 days	5 years 10 months 20 days	5 years 3 days
Options outstanding, Weighted average exercise price (in CDN per share)	$ 12.88	$ 11.25	$ 16.49	$ 14.59
Options exercisable, Number (in shares) | shares	1,045,707	588,078	478,473
Options exercisable, Weighted average exercise price (in CDN per share)	$ 13.33	$ 15.78	$ 13.90
$12.04 to $12.55
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares		320,000	397,500
Options outstanding, Weighted average contractual life (years)		2 years 9 months 25 days	3 years 1 month 17 days
Options outstanding, Weighted average exercise price (in CDN per share)		$ 12.30	$ 12.30
Options exercisable, Number (in shares) | shares		320,000	397,500
Options exercisable, Weighted average exercise price (in CDN per share)		$ 12.30	$ 12.30
$12.04 to $12.55 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)		12.04	12.04
$12.04 to $12.55 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)		12.55	12.55
$17.54
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	$ 17.54	$ 17.54	$ 17.54
Options outstanding, Number (in shares) | shares	338,604	362,982	370,483
Options outstanding, Weighted average contractual life (years)	4 years 10 months 2 days	5 years 8 months 1 day	6 years 7 months 13 days
Options outstanding, Weighted average exercise price (in CDN per share)	$ 17.54	$ 17.54	$ 17.54
Options exercisable, Number (in shares) | shares	215,109	115,994	0
Options exercisable, Weighted average exercise price (in CDN per share)	$ 17.54	$ 17.54	$ 0
21.76
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	$ 21.76	$ 21.76	$ 21.76
Options outstanding, Number (in shares) | shares	211,487	233,057	242,918
Options outstanding, Weighted average contractual life (years)	3 years 11 months 19 days	4 years 8 months 15 days	5 years 7 months 9 days
Options outstanding, Weighted average exercise price (in CDN per share)	$ 21.76	$ 21.76	$ 21.76
Options exercisable, Number (in shares) | shares	211,487	152,084	80,973
Options exercisable, Weighted average exercise price (in CDN per share)	$ 21.76	$ 21.76	$ 21.76
$7.94
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	$ 7.94	$ 7.94
Options outstanding, Number (in shares) | shares	1,501,231	1,533,183
Options outstanding, Weighted average contractual life (years)	5 years 9 months 25 days	6 years 9 months 3 days
Options outstanding, Weighted average exercise price (in CDN per share)	$ 7.94	$ 7.94
Options exercisable, Number (in shares) | shares	479,111	0
Options exercisable, Weighted average exercise price (in CDN per share)	$ 7.94	$ 0
$12.55
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	$ 12.55
Options outstanding, Number (in shares) | shares	140,000
Options outstanding, Weighted average contractual life (years)	2 years 2 months 15 days
Options outstanding, Weighted average exercise price (in CDN per share)	$ 12.55
Options exercisable, Number (in shares) | shares	140,000
Options exercisable, Weighted average exercise price (in CDN per share)	$ 12.55
$29.34
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	$ 29.34
Options outstanding, Number (in shares) | shares	243,152
Options outstanding, Weighted average contractual life (years)	6 years 5 months 19 days
Options outstanding, Weighted average exercise price (in CDN per share)	$ 29.34
Options exercisable, Number (in shares) | shares	0
Options exercisable, Weighted average exercise price (in CDN per share)	$ 0